Share-Based Payment to Directors and Management (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 07, 2024
Share-Based Payment to Directors and Management [Line Items]
Issued shares		100	100
Total valuation (in Dollars)		$ 9,825,100
Share based payments to directors and management (in Dollars)		$ 608,156
RSU’s [Member]
Share-Based Payment to Directors and Management [Line Items]
Issued shares		955,000		955,000
Share based payments to directors and management (in Dollars)	[1]	$ 608,156
Tranche A [Member] | RSU’s [Member]
Share-Based Payment to Directors and Management [Line Items]
Issued shares				545,000
Tranche C [Member] | RSU’s [Member]
Share-Based Payment to Directors and Management [Line Items]
Issued shares				340,000
Tranche D [Member] | RSU’s [Member]
Share-Based Payment to Directors and Management [Line Items]
Issued shares				70,000

[1]	RSUs to Directors and Management